Debt Obligations Debt Obligations (Tables)	12 Months Ended
Dec. 31, 2012
Debt Instrument [Line Items]
Schedule of debt obligations
Our debt obligations consist of the following:

	December 31,
	2012	2011
Parent Company Indebtedness:
ETE Senior Notes, due October 15, 2020	$1,800	$1,800
ETE Senior Secured Term Loan, due March 26, 2017	2,000	—
ETE Senior Secured Revolving Credit Facility	60	72
Other	19	1
Unamortized premiums, discounts and fair value adjustments, net	(34)	(1)
	3,845	1,872
Subsidiary Indebtedness:
ETP Debt

5.65% Senior Notes due August 1, 2012	—	400
6.0% Senior Notes due July 1, 2013	350	350
8.5% Senior Notes due April 15, 2014	292	350
5.95% Senior Notes due February 1, 2015	750	750
6.125% Senior Notes due February 15, 2017	400	400
6.7% Senior Notes due July 1, 2018	600	600
9.7% Senior Notes due March 15, 2019	400	600
9.0% Senior Notes due April 15, 2019	450	650
4.65% Senior Notes due June 1, 2021	800	800
5.20% Senior Notes due February 1, 2022	1,000	—
6.625% Senior Notes due October 15, 2036	400	400
7.5% Senior Notes due July 1, 2038	550	550
6.05% Senior Notes due June 1, 2041	700	700
6.5% Senior Notes due February 1, 2042	1,000	—
ETP $2.5 billion Revolving Credit Facility due October 27, 2016	1,395	314
Other	—	81
Unamortized premiums, discounts and fair value adjustments, net	(14)	(2)
	9,073	6,943
Panhandle Debt
6.05% Senior Notes due August 15, 2013	250	—
6.2% Senior Notes due November 1, 2017	300	—
7.0% Senior Notes due June 15, 2018	400	—
8.125% Senior Notes due June 1, 2019	150	—
7.0% Senior Notes due July 15, 2029	66	—
Term Loan due February 23, 2015	455	—
Unamortized premiums, discounts and fair value adjustments, net	136	—
	1,757	—
Regency Debt
9.375% Senior Notes due June 1, 2016	162	250
6.875% Senior Notes due December 1, 2018	600	600
6.5% Senior Notes due July 15, 2021	500	500
5.5% Senior Notes due April 15, 2023	700	—
Regency Revolving Credit Facility	192	332
Unamortized premiums, discounts and fair value adjustments, net	3	5
	2,157	1,687
Southern Union Debt
7.6% Senior Notes due February 1, 2024	360	—
8.25% Senior Notes due November 14, 2029	300	—
7.2% Junior Subordinated Notes due November 1, 2066	600	—
Southern Union Revolving Credit Facility	210	—
Other	7	—
Unamortized premiums, discounts and fair value adjustments, net	49	—
	1,526	—
Sunoco Debt
4.875% Senior Notes due October 15, 2014	250	—
9.625% Senior Notes due April 15, 2015	250	—
5.75% Senior Notes due January 15, 2017	400	—
9.00% Debentures due November 1, 2024	65	—
Other	25	—
Unamortized premiums, discounts and fair value adjustments, net	104	—
	1,094	—
Sunoco Logistics Debt
8.75% Senior Notes due February 15, 2014	175	—
6.125% Senior Notes due May 15, 2016	175	—
5.50% Senior Notes due February 15, 2020	250	—
4.65% Senior Notes due February 15, 2022	300	—
6.85% Senior Notes due February 15, 2040	250	—
6.10% Senior Notes due February 15, 2042	300	—
Sunoco Logistics $200 million Revolving Credit Facility due August 21, 2013	26	—
Sunoco Logistics $35 million Revolving Credit Facility due April 30, 2015	20	—
Sunoco Logistics $350 million Revolving Credit Facility due August 22, 2016	93	—
Unamortized premiums, discounts and fair value adjustments, net	143	—
	1,732	—

Transwestern Debt
5.39% Senior Notes due November 17, 2014	88	88
5.54% Senior Notes due November 17, 2016	125	125
5.64% Senior Notes due May 24, 2017	82	82
5.36% Senior Notes due December 9, 2020	175	175
5.89% Senior Notes due May 24, 2022	150	150
5.66% Senior Notes due December 9, 2024	175	175
6.16% Senior Notes due May 24, 2037	75	75
Unamortized premiums, discounts and fair value adjustments, net	(1)	(1)
	869	869
	22,053	11,371
Current maturities	(613)	(424)
	$21,440	$10,947
The f

Future maturities of long-term debt
The following table reflects future maturities of long-term debt for each of the next five years and thereafter. These amounts exclude $386 million in unamortized premiums and fair value adjustments, net:

2013	$613
2014	1,003
2015	1,540
2016	2,073
2017	3,184
Thereafter	13,254
Total	$21,667